Investment in Affiliates - Additional Information (Narrative) (Details) $ in Billions	Jun. 30, 2015	Dec. 31, 2014 USD ($) affiliate merchant_alliance strategic_investment	Dec. 31, 2013 USD ($)
Schedule of Investments [Line Items]
Number of affiliates accounted for under the equity method of accounting | affiliate		8
Number of merchant alliance affiliates accounted for under the equity method of accounting | merchant_alliance		5
Number of affiliates in related markets accounted for under the equity method of accounting		3
Amount by which the total of the entities investments in affiliates exceeded its proportionate share of the investees' net assets | $		$ 1.1	$ 1.2
Unconsolidated Significant Subsidiary
Schedule of Investments [Line Items]
Pre-tax loss (as a percent)	20.00%